Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 309,187	$ 346,480
Restricted cash		4,457	5,709
Accounts receivable, net of allowances		213,551	228,448
Related party receivable		19,555	8,653
Other assets and prepaid expenses		69,694	68,471
Total current assets		616,444	657,761
Non-current assets
Other assets		25,351	12,751
Lease right-of-use assets		41,638
Property and equipment, net		21,205	19,716
Intangible assets, net		49,619	37,512
Goodwill		46,956	36,207
Total non-current assets		184,769	106,186
TOTAL ASSETS		801,213	763,947
Current liabilities
Accounts payable and accrued expenses		59,673	42,353
Travel suppliers payable		206,954	185,450
Related party payable		86,602	83,904
Loans and other financial liabilities		19,209	31,162
Deferred revenue		8,853	8,229
Other liabilities		46,722	33,270
Contingent liabilities		6,297	4,794
Lease liabilities		6,498
Total current liabilities		440,808	389,162
Non-current liabilities
Other liabilities		6,646	243
Contingent liabilities		54	1,968
Lease liabilities		34,469
Related party liability		125,000	125,000
Total non-current liabilities		166,169	127,211
TOTAL LIABILITIES		606,977	516,373
SHAREHOLDERS' EQUITY
Common stock	[1]	261,608	255,254
Additional paid-in capital		327,523	321,627
Other reserves		(728)	(728)
Accumulated other comprehensive income		610	3,051
Accumulated losses		(326,510)	(305,600)
Treasury Stock		(68,267)	(26,030)
Total Shareholders' Equity		194,236	247,574
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 801,213	$ 763,947

[1]	Represents 69,648 shares issued and outstanding at December 31, 2019 and 69,235 shares issued and outstanding at December 31, 2018.